Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2023	Increases	Decreases	Transfer	Currency translation	As of December 31, 2023
Fixtures, fittings and installations	3,318	2	—	—	—	3,321
Right of use – Buildings	8,462	337	—	—	—	8,798
Technical equipment	2,128	113	(215)	300	—	2,327
Office and IT equipment	1,012	41	(9)	—	(1)	1,043
Transport equipment	36	—	—	—	(1)	34
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	344	—	—	(300)	—	44
Prepayments on tangible assets	—	144	—	0	—	144
Gross book value of tangible assets	15,299	638	(223)	—	(3)	15,712
Fixtures, fittings and installations	(1,959)	(315)	—	—	—	(2,274)
Right of use – Buildings	(3,496)	(960)	8	—	—	(4,448)
Technical equipment	(1,774)	(187)	211	—	—	(1,750)
Office and IT equipment	(915)	(55)	14	—	1	(955)
Transport equipment	(36)	—	—	—	1	(35)
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(8,180)	(1,517)	233	—	2	(9,461)
Net book value of tangible assets	7,120	(879)	10	—	—	6,251
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2022	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2022
Fixtures, fittings and installations	3,318	—	—	—	—	3,318
Right of use – Buildings	8,393	226	(158)	—	—	8,462
Technical equipment	2,135	—	(7)	—	—	2,128
Office and IT equipment	1,010	73	(76)	—	5	1,012
Transport equipment	33	—	—	—	2	36
Right of use – Transport equipment	28	—	(28)	—	—	—
Tangible assets in progress	98	246	—	—	—	344
Prepayments on tangible assets	—	—	—	—	—	—
Gross book value of tangible assets	15,017	545	(269)	—	7	15,299
Fixtures, fittings and installations	(1,641)	(318)	—	—	—	(1,959)
Right of use – Buildings	(2,610)	(930)	43	—	—	(3,496)
Technical equipment	(1,644)	(138)	7	—	—	(1,774)
Office and IT equipment	(875)	(111)	73	—	(3)	(915)
Transport equipment	(33)	—	—	—	(2)	(36)
Right of use – Transport equipment	(28)	—	28	—	—	—
Accumulated depreciation of tangible assets(1)	(6,831)	(1,496)	152	—	(5)	(8,180)
Net book value of tangible assets	8,186	(951)	(117)	—	2	7,120
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses